Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
January 31, 2025
SEA-NPRT1-0425
1.813038.120
Common Stocks - 99.4%
	Shares	Value ($)
CHINA - 39.9%
Communication Services - 3.6%
Interactive Media & Services - 3.6%
Kanzhun Ltd ADR (a)	101,632	1,464,517
Tencent Holdings Ltd	621,695	32,710,618
		34,175,135
Consumer Discretionary - 15.0%
Automobile Components - 0.3%
Keboda Technology Co Ltd A Shares (China) (a)	356,000	3,012,933
Automobiles - 3.4%
BYD Co Ltd A Shares (China)	348,800	13,265,563
BYD Co Ltd H Shares	360,777	12,677,837
ZEEKR Intelligent Technology Holding Ltd ADR (a)(b)	249,407	6,519,499
		32,462,899
Broadline Retail - 8.1%
Alibaba Group Holding Ltd	1,897,957	23,281,261
Alibaba Group Holding Ltd ADR	94,247	9,315,373
PDD Holdings Inc Class A ADR (a)	389,572	43,597,003
		76,193,637
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group Inc ADR	124,500	6,070,620
Hotels, Restaurants & Leisure - 2.2%
Meituan B Shares (a)(c)(d)	873,898	16,632,514
Trip.com Group Ltd (a)	64,072	4,500,042
		21,132,556
Textiles, Apparel & Luxury Goods - 0.4%
Li Ning Co Ltd	1,651,574	3,395,605
TOTAL CONSUMER DISCRETIONARY		142,268,250

Consumer Staples - 0.2%
Beverages - 0.0%
China Resources Beverage Holdings Co Ltd	50,200	76,795
Tobacco - 0.2%
Smoore International Holdings Ltd (b)(c)(d)	1,196,776	1,929,120
TOTAL CONSUMER STAPLES		2,005,915

Financials - 1.7%
Consumer Finance - 0.3%
LexinFintech Holdings Ltd Class A ADR	402,299	3,178,162
Insurance - 1.4%
Ping An Insurance Group Co of China Ltd H Shares	2,344,699	13,202,260
TOTAL FINANCIALS		16,380,422

Health Care - 6.4%
Biotechnology - 0.2%
Innovent Biologics Inc (a)(c)(d)	545,218	2,312,588
Health Care Equipment & Supplies - 3.2%
AK Medical Holdings Ltd (c)(d)	6,826,312	3,942,351
Beijing Chunlizhengda Medical Instruments Co Ltd A Shares (China)	557,900	936,736
Kangji Medical Holdings Ltd	1,437,785	1,182,793
Microport Cardioflow Medtech Corp (a)(b)(c)(d)	9,175,964	906,774
MicroPort NeuroScientific Corp (b)	518,268	681,099
MicroTech Medical Hangzhou Co Ltd H Shares (a)(c)(d)	1,232,688	898,583
Shandong Weigao Orthopaedic Device Co Ltd A Shares (China)	1,473,900	5,215,835
Shanghai Aohua Photoelectricity Endoscope Co Ltd A Shares (China)	236,000	1,340,477
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	93,996	1,369,412
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	202,889	6,536,919
Sonoscape Medical Corp A Shares (China)	355,560	1,380,112
Tofflon Science & Technology Group Co Ltd A Shares (China)	2,057,500	3,564,656
Venus MedTech Hangzhou Inc H Shares (a)(b)(c)(d)(e)	2,490,882	898,289
Zylox-Tonbridge Medical Technology Co Ltd H Shares (a)(c)(d)	1,249,896	1,783,755
		30,637,791
Health Care Providers & Services - 0.2%
Guangzhou Kingmed Diagnostics Group Co Ltd A Shares (China)	316,932	1,074,413
Kindstar Globalgene Technology Inc (c)(d)	5,990,217	907,154
		1,981,567
Life Sciences Tools & Services - 2.6%
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	216,597	1,468,946
Joinn Laboratories China Co Ltd A Shares (China)	586,260	1,304,915
Wuxi Apptec Co Ltd H Shares (c)(d)	736,742	5,219,286
WuXi XDC Cayman Inc (a)(b)	4,752,677	17,017,633
		25,010,780
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	23,600	243,483
Asymchem Laboratories Tianjin Co Ltd H Shares (b)(c)(d)	208,200	1,322,643
		1,566,126
TOTAL HEALTH CARE		61,508,852

Industrials - 5.5%
Electrical Equipment - 1.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	249,800	8,922,684
Sungrow Power Supply Co Ltd A Shares (China)	750,760	7,477,489
Warom Technology Inc Co A Shares (China)	621,900	1,746,137
		18,146,310
Machinery - 3.0%
Beijing Sinohytec Co Ltd A Shares	447,245	1,331,447
Estun Automation Co Ltd A Shares	1,347,900	3,389,621
Estun Automation Co Ltd A Shares (China)	972,100	2,444,581
Leader Harmonious Drive Systems Co Ltd A Shares (China)	304,100	6,115,169
Shenzhen Inovance Technology Co Ltd A Shares (China)	890,400	7,426,954
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	1,890,600	8,002,044
		28,709,816
Marine Transportation - 0.4%
SITC International Holdings Co Ltd	1,741,504	4,157,134
Professional Services - 0.2%
GRG Metrology & Test Group Co Ltd A Shares	634,990	1,607,534
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (a)	18	2
TOTAL INDUSTRIALS		52,620,796

Information Technology - 6.7%
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,034,900	25,853,762
Flat Glass Group Co Ltd A Shares (China)	2,087,300	5,522,385
Kingsemi Co Ltd A Shares (China)	472,505	4,904,114
NAURA Technology Group Co Ltd A Shares (China)	140,197	7,327,261
NXP Semiconductors NV	29,581	6,169,118
SG Micro Corp A Shares (China)	83,940	981,126
Silergy Corp	121,000	1,396,316
Skyverse Technology Co Ltd A Shares	305,700	3,785,335
		55,939,417
Software - 0.9%
Empyrean Technology Co Ltd A Shares	109,100	1,604,600
Glodon Co Ltd A Shares (China)	4,158,060	6,742,851
		8,347,451
TOTAL INFORMATION TECHNOLOGY		64,286,868

Materials - 0.2%
Chemicals - 0.2%
Weihai Guangwei Composites Co Ltd A Shares (China)	454,536	1,913,501
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
KE Holdings Inc ADR	347,287	6,053,212
TOTAL CHINA		381,212,951
HONG KONG - 3.9%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	19,829,015	1,157,895
Financials - 2.8%
Capital Markets - 1.5%
Hong Kong Exchanges & Clearing Ltd	361,142	14,134,985
Insurance - 1.3%
AIA Group Ltd	1,792,229	12,599,632
TOTAL FINANCIALS		26,734,617

Industrials - 0.6%
Air Freight & Logistics - 0.6%
J&T Global Express Ltd B Shares (a)(b)	6,843,465	5,462,898
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASMPT Ltd	485,604	4,427,953
TOTAL HONG KONG		37,783,363
INDIA - 22.5%
Consumer Discretionary - 10.5%
Automobiles - 0.8%
Eicher Motors Ltd	37,907	2,269,349
Hyundai Motor India Ltd	283,948	5,494,830
		7,764,179
Hotels, Restaurants & Leisure - 9.4%
Devyani International Ltd (a)	670,999	1,299,733
Juniper Hotels Ltd	645,744	2,122,103
MakeMyTrip Ltd (a)(b)	385,960	42,173,849
Sapphire Foods India Ltd (a)	427,476	1,426,057
Zomato Ltd (a)	16,791,961	42,556,623
		89,578,365
Household Durables - 0.2%
Amber Enterprises India Ltd (a)	23,053	1,723,680
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	2,510	1,294,999
TOTAL CONSUMER DISCRETIONARY		100,361,223

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd	673,062	9,801,231
Financials - 4.9%
Banks - 2.1%
HDFC Bank Ltd	975,225	19,100,633
Kotak Mahindra Bank Ltd	60,680	1,327,927
		20,428,560
Capital Markets - 0.6%
HDFC Asset Management Co Ltd (c)(d)	130,588	5,821,218
Consumer Finance - 1.5%
Bajaj Finance Ltd	104,721	9,501,450
Shriram Finance Ltd	787,768	4,931,593
		14,433,043
Financial Services - 0.2%
Bajaj Housing Finance Ltd	1,701,465	2,276,905
Insurance - 0.5%
HDFC Life Insurance Co Ltd (c)(d)	447,545	3,288,773
Niva Bupa Health Insurance Co Ltd (f)	1,177,400	1,095,938
		4,384,711
TOTAL FINANCIALS		47,344,437

Health Care - 1.2%
Health Care Providers & Services - 0.6%
Aster DM Healthcare Ltd (c)(d)	240,221	1,359,596
Dr Agarwal's Health Care Ltd (f)	319,007	1,481,508
Dr Agarwal's Health Care Ltd (f)	319,008	1,481,513
Vijaya Diagnostic Centre Ltd	111,333	1,325,568
		5,648,185
Life Sciences Tools & Services - 0.6%
Divi's Laboratories Ltd	38,339	2,468,319
SAI Life Sciences Ltd (c)(d)	50,661	381,710
Syngene International Ltd (c)(d)	309,454	2,663,802
		5,513,831
TOTAL HEALTH CARE		11,162,016

Industrials - 4.9%
Aerospace & Defense - 1.2%
Bharat Electronics Ltd	645,215	2,168,300
Hindustan Aeronautics Ltd (d)	196,766	8,905,254
		11,073,554
Air Freight & Logistics - 1.5%
Delhivery Ltd (a)	3,812,803	14,085,884
Commercial Services & Supplies - 0.1%
SIS Ltd (a)	293,471	1,133,891
Construction & Engineering - 0.3%
Afcons Infrastructure Ltd	285,920	1,549,464
Larsen & Toubro Ltd	41,933	1,721,670
		3,271,134
Professional Services - 1.7%
Computer Age Management Services Ltd	299,371	12,392,668
International Gemmological Institute India Ltd (f)	537,023	3,120,937
		15,513,605
Transportation Infrastructure - 0.1%
GMR Airports Ltd (a)	1,670,193	1,392,506
TOTAL INDUSTRIALS		46,470,574

TOTAL INDIA		215,139,481
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	14,178,244	8,190,487
Bank Rakyat Indonesia Persero Tbk PT	10,051,912	2,595,678
Bank Syariah Indonesia Tbk PT (a)	11,689,200	2,091,375

TOTAL INDONESIA		12,877,540
JAPAN - 0.6%
Information Technology - 0.6%
Software - 0.6%
Freee KK (a)	124,449	2,616,506
Money Forward Inc (a)	120,373	3,331,298

TOTAL JAPAN		5,947,804
KOREA (SOUTH) - 5.2%
Communication Services - 1.9%
Interactive Media & Services - 1.9%
Kakao Corp	55,391	1,449,665
NAVER Corp	107,141	15,815,914
Webtoon Entertainment Inc	90,311	1,151,465
		18,417,044
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Delivery Hero SE (a)(c)(d)	426,651	11,051,915
Industrials - 0.9%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	76,530	2,786,925
Machinery - 0.6%
Samsung Heavy Industries Co Ltd (a)	655,983	5,814,781
Information Technology - 1.2%
IT Services - 0.1%
Gabia Inc	128,155	1,410,308
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	288,114	10,257,010
TOTAL INFORMATION TECHNOLOGY		11,667,318

TOTAL KOREA (SOUTH)		49,737,983
SINGAPORE - 8.8%
Communication Services - 8.2%
Entertainment - 8.2%
Sea Ltd Class A ADR (a)	647,542	78,864,140
Financials - 0.6%
Banks - 0.6%
Oversea-Chinese Banking Corp Ltd	258,615	3,298,579
United Overseas Bank Ltd	86,671	2,382,556
		5,681,135
TOTAL SINGAPORE		84,545,275
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	30,500	6,430,326
SWITZERLAND - 0.3%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Yunnan Botanee Bio-Technology Group Co Ltd Class A (UBS AG London Branch Warrant Program) warrants 3/10/2025 (a)	179,025	964,937
Information Technology - 0.2%
Software - 0.2%
Zwsoft Co Ltd Guangzhou Class A (UBS AG London Branch Warrant Program) warrants 9/25/2025 (a)	157,982	1,865,072
TOTAL SWITZERLAND		2,830,009
TAIWAN - 15.2%
Information Technology - 15.2%
Electronic Equipment, Instruments & Components - 1.4%
Chroma ATE Inc	413,000	4,618,804
E Ink Holdings Inc	676,000	5,634,877
Unimicron Technology Corp	703,000	2,911,151
		13,164,832
Semiconductors & Semiconductor Equipment - 13.8%
MediaTek Inc	220,000	9,461,781
Taiwan Semiconductor Manufacturing Co Ltd	3,458,892	114,637,088
Taiwan Semiconductor Manufacturing Co Ltd ADR	39,653	8,300,166
		132,399,035
TOTAL TAIWAN		145,563,867
UNITED KINGDOM - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Endava PLC Class A ADR (a)	50,261	1,629,461
UNITED STATES - 0.5%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(e)(g)	11,000	2,035,000
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp (a)	53,317	2,790,612
TOTAL UNITED STATES		4,825,612
VIETNAM - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Vietnam Dairy Products JSC	1,043,400	2,585,158
TOTAL COMMON STOCKS (Cost $700,596,823)		951,108,830

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.7%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
ByteDance Ltd Series E1 (a)(e)(g)	23,366	5,786,824
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(g)	111,500	980,085
TOTAL CHINA		6,766,909
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (e)(g)	5,677	306,785
Meesho Series E (e)(g)	946	51,122
Meesho Series F (a)(e)(g)	878	48,272

TOTAL INDIA		406,179
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,564,017)		7,173,088

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd (Cost $3,195,884)	97,364	2,848,622

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	129	129
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	63,033,079	63,039,382
TOTAL MONEY MARKET FUNDS (Cost $63,039,511)			63,039,511

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $771,396,235)	1,024,170,051
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(66,557,505)
NET ASSETS - 100.0%	957,612,546

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,320,071 or 6.4% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $70,225,325 or 7.3% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,179,896 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,208,088 or 1.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,583,651

Meesho Series D2	7/15/24	317,912

Meesho Series E	7/15/24	52,976

Meesho Series F	7/15/24	49,168

Space Exploration Technologies Corp	2/16/21	461,989

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Dr Agarwal's Health Care Ltd	2025-02-28

Dr Agarwal's Health Care Ltd	2025-04-29

International Gemmological Institute India Ltd	2025-03-19

Niva Bupa Health Insurance Co Ltd	2025-02-13

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,203,038	96,743,580	112,946,489	150,214	-	-	129	129	0.0%
Fidelity Securities Lending Cash Central Fund	60,896,782	57,451,705	55,309,105	390,430	-	-	63,039,382	63,033,079	0.3%
Total	77,099,820	154,195,285	168,255,594	540,644	-	-	63,039,511	63,033,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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